REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
REPORTABLE SEGMENTS

19. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available and that are evaluated regularly by the Company’s CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. The CODM evaluates the operating results of its reportable segments primarily based on revenue and segment operating income. During the year ended December 31, 2020, the Company modified its segment reporting disclosure to present segment operating income. All periods presented have been restated to reflect the change. The change better aligns the Company’s disclosure with the U.S. GAAP measure of profit used by the CODM in making decisions about allocating resources and assessing performance. Segment operating income does not include general corporate expenses, such as corporate overhead (costs incurred at the Company’s global and regional headquarter locations), share-based compensation, and transaction and integration costs, as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: coil tubing, stimulation and pumping, nitrogen services, completions, pipelines, cementing, laboratory services and filtration services.

Drilling and Evaluation Services generates its revenue from the following service offerings: drilling and workover rigs, rig services, drilling services and rentals, fishing and remedials, directional drilling, turbines drilling, drilling fluids, wireline logging services, slickline services and well testing services.

The Company’s operations and activities are located within certain geographies, primarily the MENA region and the Asia Pacific region, which includes Malaysia, Indonesia and India.

Revenue from operations

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	January 1
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018

Reportable Segment:
Production Services	$556,121	$405,654	$215,791	$112,295
Drilling and Evaluation Services	278,025	252,731	132,799	24,732
Total revenue	$834,146	$658,385	$348,590	$137,027

Long-lived assets

	December 31, 2020	December 31, 2019
Reportable Segment:
Production Services	$303,625	$290,765
Drilling and Evaluation Services	124,062	115,241
Total Reportable Segments	427,687	406,006
Unallocated assets	10,056	13,301
Total long-lived assets	$437,743	$419,307

Operating income

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	January 1
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018

Reportable Segment:
Production Services	$74,472	$79,571	$59,007	$25,459
Drilling and Evaluation Services	32,391	29,031	24,931	893
Total Reportable Segments	106,863	108,602	83,938	26,352
Unallocated expenses	(39,331)	(36,788)	(30,585)	(13,546)
Total operating income	$67,532	$71,814	$53,353	$12,806

The Production Services segment record depreciation and amortization expense of $79.2 million and $53.5 million for the years ended December 31, 2020 and 2019, respectively. The Drilling and Evaluation Services segment recorded depreciation and amortization expense of $29.7 million and $23.2 million for the years ended December 31, 2020 and 2019, respectively.

Revenue by geographic area

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	January 1
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018

Geographic area:
MENA	$823,247	$647,434	$345,047	$134,479
Rest of World	10,899	10,951	3,543	2,548
Total revenue	$834,146	$658,385	$348,590	$137,027

Long-lived assets by geographic area

	December 31, 2020	December 31, 2019
Geographic area:
MENA	$429,283	$409,139
Rest of World	8,460	10,168
Total long-lived assets	$437,743	$419,307

Significant clients

Revenues from four customers of the Successor (NESR) individually accounted for 57%, 12%, 4% and 3% of the Successor’s (NESR’s) consolidated revenues in the year ended December 31, 2020, 45%, 16%, 8% and 6% of the Successor’s (NESR’s) consolidated revenues in the year ended December 31, 2019, 42%, 17%, 10% and 5% of the Successor’s (NESR’s) consolidated revenues in the period from June 7 to December 31, 2018, 49%, 0%, 16% and 9% of Predecessor’s (NPS’) consolidated revenues in the period from January 1 to June 6, 2018.